Concentration of Risk (Details) - Customer concentrations	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue | Customer A
Concentration Risk [Line Items]
Concentration risk (as a percent)		18.00%
Revenue | Customer B
Concentration Risk [Line Items]
Concentration risk (as a percent)		11.00%
Revenue | Customer E
Concentration Risk [Line Items]
Concentration risk (as a percent)	13.00%
Revenue | Customer F
Concentration Risk [Line Items]
Concentration risk (as a percent)			26.00%
Revenue | Customer G
Concentration Risk [Line Items]
Concentration risk (as a percent)			15.00%
Revenue | Customer H
Concentration Risk [Line Items]
Concentration risk (as a percent)			10.00%
Revenue | Customer I
Concentration Risk [Line Items]
Concentration risk (as a percent)	14.00%
Revenue | Customer J
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%
Accounts receivable | Customer C
Concentration Risk [Line Items]
Concentration risk (as a percent)		18.00%
Accounts receivable | Customer D
Concentration Risk [Line Items]
Concentration risk (as a percent)		16.00%
Accounts receivable | Customer E
Concentration Risk [Line Items]
Concentration risk (as a percent)		14.00%
Accounts receivable | Customer I
Concentration Risk [Line Items]
Concentration risk (as a percent)	13.00%
Accounts receivable | Customer J
Concentration Risk [Line Items]
Concentration risk (as a percent)	36.00%
Accounts receivable | Customer K
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.00%